Fair Value Measurements - Fair Value Measurements of Assets by Fair Value Hierarchy (Detail) - Fair Value Measurement on a Recurring Basis [Member] - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	¥ 20,500	¥ 10,261
Total	48,191	35,562
Total	285	296
Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	224	296
Other Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	61
Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	9,648	7,296
Debt Instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	18,043	18,005
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	172
Total	6,922	791
Total	61
Level 1 [Member] | Other Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	61
Level 1 [Member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	6,750	791
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	3,016
Total	21,059	18,005
Level 2 [Member] | Debt Instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	18,043	18,005
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	17,312	10,261
Total	20,210	16,766
Total	224	296
Level 3 [Member] | Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	224	296
Level 3 [Member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 2,898	¥ 6,505